Financial assets and liabilities - Equity Price Exposures (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Disclosure of detailed information about hedging instruments [line items]
Net gains (losses) on change in fair value of derivatives	$ (9)	$ 12	$ (37)	$ 112
Equity price risk
Disclosure of detailed information about hedging instruments [line items]
Net gains (losses) on change in fair value of derivatives	$ 9		$ 37
Percentage of possible change in risk variable	5.00%		5.00%
Reasonably possible change in risk variable impact on net earnings	$ 40		$ 40
Forward contract | Settlement of share-based compensation plans | Equity price risk | Net liability value
Disclosure of detailed information about hedging instruments [line items]
Financial instruments designated as hedging instruments, at fair value	$ 39		$ 39
Forward contract | Settlement of share-based compensation plans | Equity price risk | Net asset value
Disclosure of detailed information about hedging instruments [line items]
Financial instruments designated as hedging instruments, at fair value					$ 40